BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2019

	Shares	Value
COMMON STOCKS - 75.4%
AUSTRALIA - 2.5%
Diversified - 1.1%
Dexus	38,600	$349,351
The GPT Group	91,200	402,287
Total Diversified		751,638
Toll Roads - 1.4%
Transurban Group	97,532	914,764
Total AUSTRALIA		1,666,402
BRAZIL - 0.3%
Rail - 0.3%
Rumo SA (n)	41,100	199,656
Total BRAZIL		199,656
CANADA - 7.8%
Industrial - 0.4%
Granite Real Estate Investment Trust	6,124	292,601
Office - 0.3%
Allied Properties Real Estate Investment Trust	5,300	195,525
Pipelines - 6.7%
Enbridge, Inc.	48,518	1,757,228
Enbridge, Inc.	7,225	261,979
Inter Pipeline Ltd.	34,500	570,805
Pembina Pipeline Corp.	26,900	988,155
TransCanada Corp.	19,171	861,034
Total Pipelines		4,439,201
Renewables/Electric Generation - 0.4%
Emera, Inc.	8,000	299,143
Total CANADA		5,226,470
CHINA - 0.9%
Office - 0.3%
SOHO China Ltd. (n)	486,400	204,934
Pipelines - 0.3%
Kunlun Energy Company Ltd.	199,093	208,407
Ports - 0.3%
China Merchants Port Holdings Company Ltd.	96,733	206,298
Total CHINA		619,639
DENMARK - 0.5%
Renewables/Electric Generation - 0.5%
Orsted A/S (e)	4,600	348,911
Total DENMARK		348,911
FRANCE - 4.0%
Airports - 0.3%
Aeroports de Paris	1,000	193,479
Office - 0.7%
Gecina SA	3,200	473,373
Renewables/Electric Generation - 0.6%
Engie SA	27,100	404,140
Toll Roads - 2.4%
Vinci SA	16,400	1,595,757
Total FRANCE		2,666,749
GERMANY - 1.9%
Office - 0.6%
alstria office REIT-AG	25,073	408,095
Residential - 1.3%
Vonovia SE	16,716	867,490
Total GERMANY		1,275,585
HONG KONG - 3.5%
Diversified - 1.7%
CK Asset Holdings Ltd.	34,394	306,306
Sun Hung Kai Properties Ltd.	22,400	385,072
Wharf Real Estate Investment Company Ltd.	54,587	406,821
Total Diversified		1,098,199
Gas Utilities - 1.2%
China Gas Holdings Ltd.	172,585	608,003
Hong Kong & China Gas Company Ltd.	90,396	216,792
Total Gas Utilities		824,795
Office - 0.6%
Hongkong Land Holdings Ltd.	53,743	382,524
Total HONG KONG		2,305,518
ITALY - 1.5%
Toll Roads - 1.5%
Atlantia SpA	38,300	993,274
Total ITALY		993,274
JAPAN - 4.2%
Airports - 0.5%
Japan Airport Terminal Company Ltd.	8,698	368,534
Diversified - 0.3%
Invincible Investment Corp.	382	186,932
Office - 2.6%
Daiwa Office Investment Corp.	22	156,501
Hulic Reit, Inc.	50	85,202
Kenedix Office Investment Corp.	21	145,798
Mitsubishi Estate Company Ltd.	33,686	611,230
Mitsui Fudosan Company Ltd.	24,055	605,983
NIPPON REIT Investment Corp.	28	107,919
Total Office		1,712,633
Residential - 0.8%
Advance Residence Investment Corp.	63	175,509
Kenedix Residential Next Investment Corp.	118	195,689
Nippon Accommodations Fund, Inc.	36	182,651
Total Residential		553,849
Total JAPAN		2,821,948
MEXICO - 0.5%
Pipelines - 0.2%
Infraestructura Energetica Nova SAB de CV	36,200	145,470
Toll Roads - 0.3%
Promotora y Operadora de Infraestructura SAB de CV	21,327	211,465
Total MEXICO		356,935
NEW ZEALAND - 0.7%
Airports - 0.7%
Auckland International Airport Ltd.	80,900	448,801
Total NEW ZEALAND		448,801
SINGAPORE - 1.0%
Diversified - 0.5%
City Developments Ltd.	43,781	293,002
Office - 0.5%
CapitaLand Commercial Trust	132,682	190,099
Keppel REIT	155,154	147,787
Total Office		337,886
Total SINGAPORE		630,888
SPAIN - 1.4%
Diversified - 0.3%
Merlin Properties Socimi SA	13,852	181,284
Toll Roads - 1.1%
Ferrovial SA	33,171	777,315
Total SPAIN		958,599
SWEDEN - 0.3%
Diversified - 0.3%
Hufvudstaden AB	11,100	192,712
Total SWEDEN		192,712
UNITED KINGDOM - 4.9%
Diversified - 1.2%
Land Securities Group PLC	31,357	373,338
The British Land Company PLC	53,600	411,523
Total Diversified		784,861
Electricity Transmission & Distribution - 2.3%
National Grid PLC	138,133	1,533,329
Industrial - 0.5%
Tritax Big Box REIT PLC	102,340	191,489
Tritax EuroBox PLC (e)	91,322	115,611
Total Industrial		307,100
Office - 0.4%
Derwent London PLC	3,531	148,322
Great Portland Estates PLC	14,406	140,127
Total Office		288,449
Water - 0.5%
United Utilities Group PLC	32,960	350,059
Total UNITED KINGDOM		3,263,798
UNITED STATES - 39.5%
Communications - 5.9%
American Tower Corp.	14,000	2,758,840
Crown Castle International Corp.	9,100	1,164,800
Total Communications		3,923,640
Datacenters - 0.4%
Digital Realty Trust, Inc.	2,400	285,600
Electricity Transmission & Distribution - 3.2%
Edison International	11,100	687,312
Sempra Energy	11,500	1,447,390
Total Electricity Transmission & Distribution		2,134,702
Gas Utilities - 1.9%
Atmos Energy Corp.	5,900	607,287
NiSource, Inc.	24,200	693,572
Total Gas Utilities		1,300,859
Healthcare - 3.0%
HCP, Inc.	13,600	425,680
Physicians Realty Trust	24,856	467,541
Ventas, Inc.	9,798	625,211
Welltower, Inc.	5,835	452,796
Total Healthcare		1,971,228
Hotel - 1.1%
Park Hotels & Resorts, Inc.	12,430	386,324
RLJ Lodging Trust	18,900	332,073
Total Hotel		718,397
Industrial - 1.0%
Americold Realty Trust	9,754	297,595
Prologis, Inc.	5,400	388,530
Total Industrial		686,125
Master Limited Partnerships - 2.5%
Energy Transfer LP	18,120	278,505
Enterprise Products Partners LP	9,691	282,008
Magellan Midstream Partners LP	4,445	269,500
MPLX LP	7,937	261,048
Phillips 66 Partners LP	5,296	277,246
Plains All American Pipeline LP	11,440	280,394
Total Master Limited Partnerships		1,648,701
Midstream - 5.4%
Cheniere Energy, Inc. (n)	15,635	1,068,808
ONEOK, Inc.	4,152	289,976
Targa Resources Corp.	6,629	275,435
The Williams Companies, Inc.	68,242	1,959,910
Total Midstream		3,594,129
Net Lease - 1.6%
EPR Properties	2,600	199,940
MGM Growth Properties LLC	16,699	538,543
WP Carey, Inc.	3,800	297,654
Total Net Lease		1,036,137
Office - 2.5%
Boston Properties, Inc.	700	93,716
Cousins Properties, Inc.	20,300	196,098
Highwoods Properties, Inc.	8,500	397,630
Hudson Pacific Properties, Inc.	10,010	344,544
Kilroy Realty Corp.	8,700	660,852
Total Office		1,692,840
Pipelines - 2.8%
Kinder Morgan, Inc.	92,841	1,857,748
Renewables/Electric Generation - 2.9%
American Electric Power Company, Inc.	5,900	494,125
Entergy Corp.	6,900	659,847
FirstEnergy Corp.	18,700	778,107
Total Renewables/Electric Generation		1,932,079
Residential - 2.7%
AvalonBay Communities, Inc.	3,700	742,701
Essex Property Trust, Inc.	1,325	383,243
Mid-America Apartment Communities, Inc.	6,000	655,980
Total Residential		1,781,924
Retail - 1.4%
Federal Realty Investment Trust	1,500	206,775
Regency Centers Corp.	3,700	249,713
Simon Property Group, Inc.	2,765	503,811
Total Retail		960,299
Self Storage - 1.2%
CubeSmart	6,500	208,260
Public Storage	2,700	588,006
Total Self Storage		796,266
Total UNITED STATES		26,320,674
Total COMMON STOCKS
(Cost $43,087,064)		50,296,559

CONVERTIBLE PREFERRED STOCK - 0.2%
UNITED STATES - 0.2%
Office - 0.2%
Equity Commonwealth, Series D, 6.50%	4,424	$121,041
Total UNITED STATES		121,041
Total CONVERTIBLE PREFERRED STOCK
(Cost $108,488)		121,041
	Principal Amount (000's)	Value
CORPORATE CREDIT - 18.4%
CANADA - 0.9%
Basic Industrial - 0.1%
Cascades, Inc., 5.50%, 07/15/22 (e)	$75	$75,375
Metals & Mining - 0.4%
Hudbay Minerals, Inc., 7.63%, 01/15/25 (e)	125	128,281
Kinross Gold Corp., 5.95%, 03/15/24	150	160,500
Total Metals & Mining		288,781
Oil Gas Transportation & Distribution - 0.2%
Parkland Fuel Corp., 6.00%, 04/01/26 (e)	125	126,131
Utility - 0.2%
Emera US Finance LP, 3.55%, 06/15/26	125	123,656
Total CANADA		613,943
LUXEMBOURG - 0.6%
Basic Industrial - 0.3%
INEOS Group Holdings SA, 5.63%, 08/01/24 (e)	200	199,500
Metals & Mining - 0.3%
ArcelorMittal, 6.13%, 06/01/25	175	193,650
Total LUXEMBOURG		393,150
UNITED KINGDOM - 0.4%
Infrastructure Services - 0.4%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)	275	284,281
Total UNITED KINGDOM		284,281
UNITED STATES - 16.5%
Basic Industrial - 0.3%
Olin Corp., 5.00%, 02/01/30	200	194,500
Construction & Building Materials - 0.9%
Boise Cascade Co., 5.63%, 09/01/24 (e)	75	73,875
PulteGroup, Inc., 6.38%, 05/15/33	225	224,156
Toll Brothers Finance Corp., 4.88%, 11/15/25	300	301,875
Total Construction & Building Materials		599,906
Energy - 0.9%
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	150	132,750
Parsley Energy LLC, 5.25%, 08/15/25 (e)	100	98,500
Pattern Energy Group, Inc., 5.88%, 02/01/24 (e)	225	228,938
Range Resources Corp., 5.75%, 06/01/21	150	152,250
Total Energy		612,438
Health Facilities - 1.4%
HCA, Inc., 5.25%, 06/15/26	450	482,161
Service Corporation International, 4.63%, 12/15/27	75	74,531
Service Corporation International, 5.38%, 05/15/24	50	51,313
Tenet Healthcare Corp., 4.38%, 10/01/21	125	127,175
Tenet Healthcare Corp., 8.13%, 04/01/22	150	161,377
Total Health Facilities		896,557
Infrastructure Services - 1.0%
Mueller Water Products, Inc., 5.50%, 06/15/26 (e)	125	126,875
Terex Corp., 5.63%, 02/01/25 (e)	225	223,875
United Rentals North America, Inc., 5.75%, 11/15/24	300	308,250
Total Infrastructure Services		659,000
Leisure - 1.4%
Boyd Gaming Corp., 6.38%, 04/01/26	275	284,625
Cedar Fair LP, 5.38%, 04/15/27	125	125,625
GLP Capital LP, 5.38%, 04/15/26	225	235,102
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	275	286,000
Total Leisure		931,352
Media - 0.9%
CCO Holdings LLC, 5.88%, 05/01/27 (e)	275	285,395
CSC Holdings LLC, 5.25%, 06/01/24	325	329,875
Total Media		615,270
Metals & Mining - 0.4%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (e)	250	269,530
Oil Gas Transportation & Distribution - 2.0%
AmeriGas Partners LP, 5.50%, 05/20/25	250	249,062
Antero Midstream Partners LP, 5.38%, 09/15/24	175	176,365
Blue Racer Midstream LLC, 6.13%, 11/15/22 (e)	125	126,875
Crestwood Midstream Partners LP, 6.25%, 04/01/23	150	153,750
Genesis Energy LP, 6.50%, 10/01/25	225	218,813
Holly Energy Partners LP, 6.00%, 08/01/24 (e)	200	206,400
Targa Resources Partners LP, 5.25%, 05/01/23	200	203,588
Total Oil Gas Transportation & Distribution		1,334,853
Real Estate - 1.0%
American Homes 4 Rent LP, 4.25%, 02/15/28	125	123,714
Hospitality Properties Trust, 4.95%, 02/15/27	200	198,258
Lamar Media Corp., 5.38%, 01/15/24	225	230,625
Starwood Property Trust, Inc., 5.00%, 12/15/21	125	128,281
Total Real Estate		680,878
Telecommunication Services - 3.5%
American Tower Corp., 3.60%, 01/15/28	200	197,112
Crown Castle International Corp., 3.80%, 02/15/28	325	323,043
CyrusOne LP, 5.38%, 03/15/27	275	284,542
Digital Realty Trust LP, 3.70%, 08/15/27	199	197,432
Equinix, Inc., 5.38%, 05/15/27	250	262,575
Level 3 Financing, Inc., 5.38%, 05/01/25	325	328,997
SBA Communications Corp., 4.88%, 09/01/24	300	303,090
T-Mobile USA, Inc., 6.50%, 01/15/26	150	160,125
Zayo Group LLC, 5.75%, 01/15/27 (e)	125	124,725
Zayo Group LLC, 6.00%, 04/01/23	125	126,563
Total Telecommunication Services		2,308,204
Transportation - 0.4%
CSX Corp., 4.25%, 03/15/29	125	132,721
Watco Companies LLC, 6.38%, 04/01/23 (e)	125	125,625
Total Transportation		258,346
Utility - 2.4%
AES Corp., 4.50%, 03/15/23	125	126,250
AES Corp., 4.88%, 05/15/23	150	152,063
Ameren Corp., 2.70%, 11/15/20	200	199,105
Calpine Corp., 5.75%, 01/15/25	125	124,375
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (e)	200	195,000
NRG Energy, Inc., 6.63%, 01/15/27	175	188,344
Southwestern Electric Power Co., 3.55%, 02/15/22	200	202,445
WEC Energy Group, Inc., 2.45%, 06/15/20	200	199,372
Xcel Energy, Inc., 2.40%, 03/15/21	200	198,542
Total Utility		1,585,496
Total UNITED STATES		10,946,330
Total Corporate Credit
(Cost $12,032,916)		12,237,704

	Shares	Value
PREFERRED STOCKS - 1.8%
UNITED STATES - 1.8%
Datacenters - 0.2%
Digital Realty Trust, Inc., Series G, 5.88%	1,689	$42,157
Digital Realty Trust, Inc., Series J, 5.25%	2,700	63,936
Total Datacenters		106,093
Diversified - 0.2%
PS Business Parks, Inc., Series W, 5.20%	2,000	48,020
PS Business Parks, Inc., Series Y, 5.20%	4,200	99,708
Total Diversified		147,728
Industrial - 0.2%
Rexford Industrial Realty, Inc., Series A, 5.88%	3,200	78,816
Rexford Industrial Realty, Inc., Series B, 5.88%	2,700	66,069
Total Industrial		144,885
Net Lease - 0.2%
National Retail Properties, Inc., Series F, 5.20%	1,600	38,800
Spirit Realty Capital, Inc., Series A, 6.00%	3,500	83,790
Total Net Lease		122,590
Office - 0.1%
Vornado Realty Trust, Series M, 5.25%	2,000	46,900
Residential - 0.2%
American Homes 4 Rent, Series E, 6.35%	2,200	57,420
American Homes 4 Rent, Series F, 5.88%	1,300	32,045
American Homes 4 Rent, Series G, 5.88%	1,200	29,820
Total Residential		119,285
Retail - 0.2%
Federal Realty Investment Trust, Series C, 5.00%	4,000	94,720
SITE Centers Corp., Series K, 6.25%	2,032	52,304
Total Retail		147,024
Self Storage - 0.5%
Public Storage, Series D, 4.95%	5,800	141,346
Public Storage, Series F, 5.15%	3,100	76,849
Public Storage, Series G, 5.05%	5,700	142,614
Total Self Storage		360,809
Total UNITED STATES		1,195,314
Total PREFERRED STOCKS
(Cost $1,183,454)		1,195,314
Total Investments - 95.8%
(Cost $56,411,922)		63,850,618
Other Assets in Excess of Liabilities - 4.2%		2,809,395
TOTAL NET ASSETS - 100.0%		$66,660,013

LP - Limited Partnership
LLC - Limited Liability Company
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2019, the total value of all such securities was $3,496,454 or 5.2% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser’s Valuation Committee uses in determining fair value. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2019:

Brookfield Real Assets Securities Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$1,666,402	$-	$1,666,402
Brazil	199,656	-	-	199,656
Canada	5,226,470	-	-	5,226,470
China	-	619,639	-	619,639
Denmark	-	348,911	-	348,911
France	-	2,666,749	-	2,666,749
Germany	-	1,275,585	-	1,275,585
Hong Kong	-	2,305,518	-	2,305,518
Italy	-	993,274	-	993,274
Japan	-	2,821,948	-	2,821,948
Mexico	356,935	-	-	356,935
New Zealand	-	448,801	-	448,801
Singapore	-	630,888	-	630,888
Spain	-	958,599	-	958,599
Sweden	-	192,712	-	192,712
United Kingdom	-	3,263,798	-	3,263,798
United States	26,320,674	-	-	26,320,674
Total Common Stocks	32,103,735	18,192,824	-	50,296,559
Convertible Preferred Stock:
United States	121,041	-	-	121,041
Corporate Credit:
Canada	-	613,943	-	613,943
Luxembourg	-	393,150	-	393,150
United Kingdom	-	284,281	-	284,281
United States	-	10,946,330	-	10,946,330
Total Corporate Credit	-	12,237,704	-	12,237,704
Preferred Stocks:
United States	1,195,314	-	-	1,195,314
Total	$33,420,090	$30,430,528	$-	$63,850,618

For further information regarding security characteristics of each Fund, see the Schedule of Investments.